UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.                SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO

SMASH SERIES M PORTFOLIO

FORM NQ
JANUARY 31, 2007

SMASh Series M Portfolio

Schedule of Investments (unaudited)	January 31, 2007

Face
Amount		Security	Value
MORTGAGE-BACKED SECURITIES(a)(b)(d) — 93.2%
FNMA — 78.7%
		Federal National Mortgage Association (FNMA):
$ 5,000,000		5.000% due 2/12/37	$4,798,440
1,500,000		5.500% due 2/12/37	1,475,625
900,000		6.000% due 2/12/37	903,375
500,000		6.500% due 2/12/37	508,437
		TOTAL FNMA	7,685,877
GNMA — 14.5%
		Government National Mortgage Association (GNMA):
900,000		6.000% due 2/20/37	908,719
500,000		6.500% due 2/20/37	511,563
		TOTAL GNMA	1,420,282
		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $9,170,117)	9,106,159
Face
Amount	Rating‡	Security	Value
ASSET-BACKED SECURITIES(c)(d) — 20.6%
Home Equity — 20.6%
224,823	AAA	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31	224,994
136,570	AAA	Countrywide Asset-Backed Certificates, Series 2002-BC1, Class A, 5.980%
		due 4/25/32	136,710
200,000	AAA	Fremont Home Loan Trust, Series 2006-B, Class 2A2, 5.420% due 8/25/36	200,150
		GMAC Mortgage Corp. Loan Trust:
200,000	AAA	Series 2006-HE1, Class A, 5.530% due 11/25/36	200,214
200,000	AAA	Series 2006-HE4, Class A1, 5.390% due 12/25/36	200,180
164,900	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due
		8/25/36	165,003
200,000	AAA	Lehman XS Trust, Series 2007-2N, Class 3A1, 5.410% due 2/25/37	200,000
129,752	AAA	Mastr Asset Backed Securities Trust, Series 2005-HE2, Class A2, 5.430% due
		10/25/35	129,849
		Morgan Stanley Mortgage Loan Trust:
169,981	AAA	Series 2006-12XS, Class A1, 5.440% due 10/25/36	170,100
200,000	AAA	Series 2007-2AX, Class 2A1, 5.427% due 9/25/36	200,000
158,664	AAA	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (e)	158,664
26,973	AAA	Terwin Mortgage Trust, Series 2004-5HE, Class A1B, 5.740% due 6/25/35	27,031
		TOTAL ASSET-BACKED SECURITIES
		(Cost — $2,012,083)	2,012,895
COLLATERALIZED MORTGAGE OBLIGATIONS(d) — 20.1%
183,702	AAA	American Home Mortgage Assets, Series 2006-2, Class 2A1, 5.510% due
		9/25/46 (c)	184,061
300,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-4, Class A4,
		5.634% due 7/10/46	302,421
195,443	AAA	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.812% due
		6/20/35 (c)	196,436
203,425	AAA	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 5.550% due
		7/20/35 (c)	203,970
200,000	AAA	Residential Accredit Loans Inc., Series 2007-QO1, Class A1, 5.470% due
		2/25/37 (c)	200,000
165,283	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class
		1A1, 5.640% due 10/25/35 (c)	166,010
		Thornburg Mortgage Securities Trust:
177,770	AAA	Series 2005-03, Class A3, 5.580% due 10/25/35 (c)	178,081
374,849	AAA	Series 2006-1, Class A3, 5.490% due 1/25/36 (c)	374,605

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (d) — 20.1% (continued)
$ 158,924	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (c)	$158,828
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $1,968,353)	1,964,412
Contracts		Security	Value
PURCHASED OPTIONS— 0.5%
5		Eurodollar Futures, Call @ $94.00, expires 6/18/07	8,188
22		Eurodollar Futures, Call @ $94.00, expires 9/17/07	40,975
		TOTAL PURCHASED OPTIONS
		(Cost — $53,435)	49,163
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $13,203,988)	13,132,629
Face
Amount		Security	Value
SHORT-TERM INVESTMENTS— 56.4%
U.S. Government Agencies — 0.4%
		Federal National Mortgage Association (FNMA), Discount Notes:
$ 25,000		5.220% due 6/27/07 (f)(g)	24,486
15,000		5.180% due 6/28/07 (f)(g)	14,690
		Total U.S. Government Agencies	39,176
Repurchase Agreement — 56.0%
5,466,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated
		1/31/07, 5.250% due 2/1/07; Proceeds at maturity - $5,466,797; (Fully
		collateralized by U.S. government agency obligation, 0.000% due
		11/15/30; Market value - $5,575,500) (Cost - $5,466,000) (d)	5,466,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $5,505,174)	5,505,176
		TOTAL INVESTMENTS — 190.8% (Cost — $18,709,162#)	18,637,805
		Liabilities in Excess of Other Assets — (90.8)%	(8,870,186)
		TOTAL NET ASSETS — 100.0%	$9,767,619

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(d)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA's and mortgage dollar rolls.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 3 for definitions of ratings.

Schedule of Options Written (unaudited)

Contracts	Security	Date	Price	Value
3	U.S. Treasury Bonds Futures, Call	2/23/07	$113	$94
2	U.S. Treasury Bonds Futures, Call	2/23/07	114	31
1	U.S. Treasury Bonds Futures, Call	2/23/07	115	16
5	U.S. Treasury Bonds Futures, Call	5/25/07	113	2,031
4	U.S. Treasury Bonds Futures, Call	5/25/07	115	625
2	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	108	771
7	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	109	1,313
1	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	110	94
	TOTAL OPTIONS WRITTEN			$4,975
	(Premiums received - $12,438)

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”), is a separate series of Institutional Portfolio (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company, which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“ GAAP” ).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Portfolio enters into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Portfolio.

A risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,577
Gross unrealized depreciation	(73,934)
Net unrealized depreciation	$(71,357)

At January 31, 2007, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	8	3/07	891,790	881,000	$(10,790)
U.S. Treasury 10 Year Notes	2	6/07	213,104	213,438	334
Eurodollar Futures	17	9/07	$4,037,160	$4,026,662	(10,498)
Net Unrealized Loss on Open Futures Contracts					$(20,954)

At the period ended January 31, 2007, the Portfolio held TBA securities with a total cost of $9,170,117.

At the period ended January 31, 2007, the Portfolio had outstanding mortgage dollar rolls with a total cost of $9,170,117. During the period ended January 31, 2007, the Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $9,171,262. For the period ended January 31, 2007, the Portfolio recorded interest income of $(67) related to such mortgage rolls.

During the period ended January 31, 2007, written option transactions for the Portfolio were as follows:

	Contracts	Received

Options written, outstanding December 27, 2006	-	-
Options written	25	$ (12,438)
Options written, outstanding January 31, 2007	25	$ (12,438)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date     March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date    March 30, 2007

By      /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date    March 30, 2007